Loans	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans
20.	LOANS

					2019		2018			2017
Pesos	Interest rate (1)			Maturity	Noncurrent	Current	Noncurrent	Current		Noncurrent	Current
Negotiable obligations (6)	16.50%	–	63.35%	2020-2024	8,619	27,481	26,118	6,999		29,640	5,753
Loans	58.26%	–	68.80%	2020	—	3,687	40	789	(3)	728	2,794	(3)
Account overdraft	89.00%	–	92.00%	2020	—	2,103	—	—		—	10

					8,619	33,271	26,158	7,788		30,368	8,557

Currencies other than the Peso
Negotiable obligations (2)(4)	3.50%	–	10.00%	2020-2047	375,560	13,279	219,510	17,417		114,686	15,075	(5)
Export pre-financing (7)	4.05%	–	9.75%	2020-2022	10,762	33,100	—	20,724		383	6,521
Imports financing	3.62%	–	7.91%	2020	—	17,876	968	13,176		—	4,595
Loans	3.42%	–	7.50%	2020-2026	24,710	9,583	23,616	5,721		6,290	4,588	(5)

					411,032	73,838	244,094	57,038		121,359	30,779

					419,651	107,109	270,252	64,826		151,727	39,336

(1)	Nominal annual interest rate as of December 31, 2019.
(2)	Disclosed net of 326, 410 and 309 corresponding to YPF’s own negotiable obligations repurchased through open market transactions, as of December 31, 2019, 2018, and 2017, respectively.
(3)
Includes loans granted by BNA. As of December 31, 2018, it includes 500, which accrues variable interest at a BADLAR plus a margin of 3.5 points. As of December 31, 2017, it incudes 2,500, 1,500 of which accrues variable interest at a BADLAR plus a margin of 3.5 points and 1,000 at a fixed rate of 20%. See Note 35.

(4)
Includes 4,643, 2,634 and 1,528 as of December 31, 2019, 2018 and 2017, respectively, of nominal value of negotiable obligations that will be canceled in Pesos at the applicable exchange rate in accordance with the terms of the series issued.

(5)	Includes 492 corresponding to financial loans and NO secured by cash flows as of December 31, 2017.
(6)	Includes 15,850 as of December 31, 2019, 2018 and 2017, of nominal value of NO that will be canceled in U.S. dollars at the applicable exchange rate according to the conditions of the issued series.
(7)
Includes
pre-financing
of exports granted by BNA. As of December 31, 2019, it includes 4,933, which accrue a 6.89% weighted average rate. As of December 31, 2018, it includes 5,264, which accrue a 3.93% weighted average rate. As of December 31, 2017, it includes 1,116 accruing a 2% fixed interest rate.

The breakdown of the Group’s borrowings as of the fiscal year ended on December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Balance at beginning of the year	335,078	191,063	154,345
Proceed from loans	97,351	39,673	54,719
Payments of loans	(93,456)	(55,734)	(36,346)
Payments of interest	(41,606)	(26,275)	(17,912)
Accrued interest (1)	44,570	27,998	17,995
Net exchange differences and translation	185,420	160,016	21,465
Result from net monetary position (2)	(597)	(1,663)	—
Reclassifications and other movements	—	—	(3,203	) (3)

Balance at the end of the year	526,760	335,078	191,063

(1)	Includes capitalized financial costs.
(2)
Includes adjustment for inflation of opening balances of loans in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.

(3)	Includes 3,130 of loans reclassified to the item “Liabilities associated with assets held for disposal”. See Note 3.
On April 28, 2017, the General and Extraordinary Shareholders’ Meeting approved an extension in the effective term of the Global Medium Term Notes Program of the Company for a term of 5 years.
The maximum nominal amount at any time outstanding of the Program of US$ 10,000 million or its equivalent in other currencies.
Additionally, YPF is registered as a Frequent Issuer with the CNV under No.4 since December 2018. In 2019, the Company’s Board of Directors resolved to authorize an issuance amount of up to US$ 2,000 million or its equivalent in Pesos under the Frequent Issuer regime.

Details regarding the NO of the Group are as follows:

									2019		2018		2017
Month	Year	Principal value		Ref.	Class	Interest rate (3)		Principal Maturity	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
YPF
—	1998	US$	15	(1) (6)	—	Fixed	10.00%	2028	886	15	557	9	276	5
December and March	2012/3		$2,828	(2) (4) (6) (7)	Class XIII	—	—	—	—	—	—	—	—	1,427
April	2013		$2,250	(2) (4) (6) (7)	Class XVII	BADLAR plus 2.25%	48.01%	2020	—	1,217	1,125	1,330	2,250	96
June	2013		$1,265	(2) (4) (6)	Class XX	BADLAR plus 2.25%	43.66%	2020	—	643	633	657	1,265	12
July	2013	US$	92	(2) (5) (6)	Class XXII	Fixed	3.50%	2020	—	729	456	461	451	230
October	2013	US$	150	(2) (6)	Class XXIV	—	—	—	—	—	—	—	—	498
December, April, February and December	2013/4/5	US$	862	(2) (6)	Class XXVI	—	—	—	—	—	—	—	—	8,422
April, February and October	2014/5/6	US$	1,522	(2) (4) (6)	Class XXVIII	Fixed	8.75%	2024	91,010	1,925	57,233	1,210	28,311	599
March	2014		$500	(2) (6) (7)	Class XXIX	BADLAR	42.28%	2020	—	206	200	162	350	158
September	2014		$1,000	(2) (6) (7)	Class XXXIV	BADLAR plus 0.1%	50.25%	2024	667	279	833	299	1,000	54
September	2014		$750	(2) (4) (6)	Class XXXV	—	—	—	—	—	—	571	500	298
February	2015		$950	(2) (6) (7)	Class XXXVI	BADLAR plus 4.74%	56.74%	2020	—	1,161	950	187	950	92
April	2015		$935	(2) (4) (6)	Class XXXVIII	BADLAR plus 4.75%	53.17%	2020	—	349	312	390	626	362
April	2015	US$	1,500	(2) (6)	Class XXXIX	Fixed	8.50%	2025	89,416	3,230	56,062	2,025	27,731	1,002
September	2015		$1,900	(2) (6) (7)	Class XLI	BADLAR	50.15%	2020	—	719	633	801	1,267	736
September and December	2015/9		$5,196	(2) (4) (6)	Class XLII	BADLAR plus 4%	54.15%	2020	—	5,952	1,697	243	1,697	110
October	2015		$2,000	(2) (6) (7)	Class XLIII	BADLAR	47.08%	2023	2,000	183	2,000	196	2,000	80
December	2015		$1,400	(2) (6)	Class XLIV	—	—	—	—	—	—	—	—	1,422
March	2016		$1,350	(2) (4) (6)	Class XLVI	BADLAR plus 6%	57.63%	2021	1,350	251	1,350	234	1,350	114
March	2016	US$	1,000	(2) (6)	Class XLVII	Fixed	8.50%	2021	59,790	1,383	37,600	870	18,599	430
April	2016	US$	46	(2) (5) (6)	Class XLVIII	Fixed	8.25%	2020	—	2,785	1,723	29	852	14
April	2016		$535	(2) (6)	Class XLIX	BADLAR plus 6%	53.27%	2020	—	593	535	62	535	31
July	2016		$11,248	(2) (6) (8)	Class L	BADLAR plus 4%	63.35%	2020	—	12,902	11,248	1,238	11,248	651
September	2016	CHF	300	(2) (6)	Class LI	—	—	—	—	—	—	11,563	5,731	54
May	2017		$4,602	(2) (6) (8)	Class LII	Fixed	16.50%	2022	4,602	108	4,602	110	4,602	110
July and December	2017	US$	1,000	(2) (6)	Class LIII	Fixed	6.95%	2027	60,399	1,890	38,024	1,180	18,889	445
December	2017	US$	750	(2) (6)	Class LIV	Fixed	7.00%	2047	44,311	126	27,855	70	13,846	44
June	2019	US$	500	(6) (9)	Class I	Fixed	8.50%	2029	29,748	17	—	—	—	—
December	2019		$1,683	(6) (9)	Class II	BADLAR plus 3.75%	46.17%	2020	—	1,729	—	—	—	—
December	2019		$1,157	(6) (9)	Class III	BADLAR plus 6%	48.42%	2020	—	1,189	—	—	—	—
December	2019	US$	19	(6) (9)	Class IV	Fixed	7.00%	2020	—	1,179	—	—	—	—
Metrogas
January	2013	US$	177		Series A-L	—	—	—	—	—	—	—	—	3,076
January	2013	US$	18		Series A-U	—	—	—	—	—	—	—	—	256
December	2018		$513		Class II	—	—	—	—	—	—	519	—	—

									384,179	40,760	245,628	24,416	144,326	20,828

(1)	Corresponds to the 1997 M.T.N. Program for US$1,000 million.
(2)	Corresponds to the 2008 M.T.N. Program for US$ 10,000 million.
(3)	Nominal annual Interest rate as of December 31, 2019.
(4)
The ANSES and/or the “Fondo Argentino de Hidrocarburos” have participated in the primary subscription of these NO, which may at the discretion of the respective holders, be subsequently traded on the securities market where these negotiable obligations are authorized to be traded.

(5)	The payment currency of these Negotiable Obligations is the Peso at the Exchange rate applicable under the terms of the series issued.
(6)	As of the date of issuance of these financial statements, the Group has fully complied with the use of proceeds disclosed in the corresponding pricing supplements.
(7)
NO classified as productive investments computable as such for the purposes of section 35.8.1, paragraph K of the General Regulations applicable to Insurance Activities issued by the Argentine Insurance Supervisory Bureau.

(8)	The payment currency of this issue is the U.S. dollar at the exchange rate applicable in accordance with the conditions of the relevant issued series.
(9)	Corresponds to the Frequent Issuer program.